1875 K Street, N.W.
Washington, DC 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000

October 31, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason ETF Investment Trust

Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

Securities Act File No. 333-206784

Investment Company Act File No. 811-23096

Ladies and Gentlemen:

On behalf of Legg Mason ETF Investment Trust (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 62 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 65 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to add a new series to the Trust: Western Asset Short Duration Income ETF (the “Fund”). The Fund seeks current income. Under normal market conditions, the Fund invests at least 80% of its assets in “investment grade” fixed income securities.

The Fund will be an actively-managed exchange-traded fund (“ETF”). The Trust and Legg Mason Partners Fund Advisor, LLC, the Fund’s manager, have received exemptive relief from the SEC to permit the Trust to offer fully transparent, actively-managed series (Inv. Co. Act Rel. Nos. 32360 (Nov. 16, 2016) (notice) and 32391 (Dec. 13, 2016) (order)).

As previously discussed with the staff, the Trust will file separately a CORRESP filing to include the completed Fee and expense table as well as the example table.

The disclosure in the Fund’s registration statement is substantially similar to that of a newly launched series of the Trust, Western Asset Total Return ETF. Accordingly, the disclosures in the sections of the Fund’s Prospectus entitled “Purchase and sale of fund shares,” “Tax information,” “Payments to broker-dealers and other financial intermediaries,” “Tax advantaged product structure,” “Shareholder information,” “Dividends, other distributions and taxes,” and “Financial highlights” and the sections of the Fund’s Statement of Additional Information (“SAI”) entitled “Organization of Legg Mason ETF Investment Trust,” “Management,” “Continuous Offering,” “Book Entry Only System,” “Determination of Net Asset Value,” “Portfolio Transactions,” “Disclosure of Portfolio Holdings,” “The Trust,” “Taxes” and “Financial Statements” are substantially similar to those sections in the Prospectuses and SAIs of the Western Asset Total Return ETF, which have very recently been reviewed by the Staff and for which the Trust responded to extensive comments. Consequently, on behalf of the Trust, I request selective review of the Amendment.

NEW YORK    WASHINGTON    HOUSTON    PARIS    LONDON    MILAN     ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

If you have any questions or comments, please call me at (202) 303-1124.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC

Harris C. Goldblat, Legg Mason & Co., LLC

Neesa P. Sood, Willkie Farr & Gallagher LLP